SUPPLEMENT TO THE

STATEMENTS OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO ALLOCATION FUNDS
WELLS FARGO ALTERNATIVE FUNDS

WELLS FARGO CORE BUILDER SHARES

WELLS FARGO DYNAMIC TARGET DATE FUNDS
Wells Fargo Emerging Markets Bond Fund
WELLS FARGO EQUITY GATEWAY FUNDS

Wells Fargo Factor Enhanced Emerging Markets Fund
Wells Fargo Factor Enhanced International Fund
Wells Fargo Factor Enhanced Large Cap Fund
Wells Fargo Factor Enhanced Small Cap Fund
Wells Fargo High Yield Corporate Bond Fund
  WELLS FARGO INCOME FUNDS

  WELLS FARGO INTERNATIONAL EQUITY FUNDS

Wells Fargo International Government Bond Fund
WELLS FARGO LARGE CAP STOCK FUNDS

  WELLS FARGO MUNICIPAL INCOME FUNDS

WELLS FARGO SMALL, MID, All Cap stock funds

WELLS FARGO SMALL TO MID CAP STOCK FUNDS

WELLS FARGO SPECIALTY FUNDS

WELLS FARGO TARGET DATE FUNDS
Wells Fargo U.S. Core Bond Fund
WELLS FARGO VARIABLE TRUST FUNDS
WELLS FARGO WEALTHBUILDER FUNDS

(Each a “Fund”, together the “Funds”)

At special meetings of shareholders of the Funds, which are series of Wells Fargo Variable Trust and Wells Fargo Funds Trust (each a “Trust”), held on September 26, 2017 and October 24, 2017, respectively, shareholders of the Funds elected or re-elected to the Boards of Trustees of the Trusts, effective January 1, 2018: William R. Ebsworth, Jane A. Freeman, Isaiah Harris, Jr., Judith M. Johnson, David F. Larcker, Olivia S. Mitchell, Timothy J. Penny, James G. Polisson, Michael S. Scofield and Pamela Wheelock.  As a result, effective January 1, 2018, each Board consists of ten members, each of whom is not an “interested person” of the Trusts as that term is defined by the Investment Company Act of 1940, as amended.

As Mr. Polissonand Ms. Wheelock were elected as new Trustees, they no longer serve as members of the Advisory Board. In addition, Peter Gordon retired from the Boards on December 31, 2017, and effective January 1, 2018, Mr. Penny serves as the Chairman of the Boards.

In consideration of the foregoing, each Fund’s SAI is hereby amended as follows, effective immediately:

The following information is hereby added to the table in the section entitled “TRUSTEES AND OFFICERS – General”, and the previous disclosures in the table regarding Mr. Polisson and Ms. Wheelock serving as members of the Advisory Board are hereby deleted:

Name and Year of Birth	Position Held with Registrant / Length of Service	Principal Occupation(s) During Past 5 Years or Longer	Current Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018

Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.

Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018

Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.

Asset Allocation Trust

The following biographical information regarding Mr. Polisson and Ms. Wheelock hereby replaces the existing biographical information in the section entitled “TRUSTEES AND OFFICERS – General”:

James G. Polisson. Mr. Polisson has served as a Trustee of the Trusts in the Fund Complex since 2018 and was an Advisory Board Member in 2017. Mr. Polisson has extensive experience in the financial services industry, including over 15 years in the ETF industry. From 2015 to July 31, 2017, Mr. Polisson was the Chief Marketing Officer of Source (ETF) UK Services, Ltd., one of the largest providers of exchange-traded products in Europe. From 2012 to 2015, Mr. Polisson was Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing firm. Prior to 2012, Mr. Polisson was Chief Executive Officer and Managing Director of Russell Investments' global ETF business from 2010. He was also a member of the Board of Trustees of Russell Exchange Traded Funds Trust, where he served as Chairman, President and Chief Executive Officer from 2011 to 2012. Mr. Polisson also served as Chief Marketing Officer for Barclays Global Investors from 2000 to 2010, where he led global marketing for the iShares ETF business.

Pamela Wheelock. Ms. Wheelock has served as a Trustee of the Trusts in the Fund Complex since 2018 and was an Advisory Board Member in 2017. Ms. Wheelock is the Chief Operating Officer of Twin Cities Habitat for Humanity. Ms. Wheelock has more than 25 years of leadership experience in the private, public and nonprofit sectors. Prior to joining Habitat for Humanity in 2017, Ms. Wheelock was the Vice President of University Services at the University of Minnesota from 2012, where she served as chief operations officer of the University. She also served as Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Vice President of the Bush Foundation from 2009 to 2011, and Executive Vice President and Chief Financial Officer of Minnesota Sports and Entertainment from 2004 to 2009. Ms. Wheelock served as the Executive Budget Officer and Finance Commissioner for the State of Minnesota from 1999 to 2002.

The following is hereby added as a footnote to the table in the section entitled “TRUSTEES AND OFFICERS – Compensation – Trustee Compensation”:

Mr. Polisson and Ms. Wheelock served as Advisory Board members during 2017, and neither Mr. Polisson nor Ms. Wheelock received more than $60,000 in compensation from the Fund Complex for service as Advisory Board members during that time period.

The following paragraph hereby replaces the second paragraph in the section entitled “TRUSTEES AND OFFICERS – Board of Trustees – Leadership Structure and Oversight Responsibilities – Committees” with the following:

(1) Governance Committee. Except with respect to any trustee nomination made by an eligible shareholder or shareholder group as permitted by applicable law and applicable provisions of the Declaration of Trust and any By-Laws of a Trust, the Committee shall make all nominations for membership on the Board of Trustees of each Trust. The Committee shall evaluate each candidate’s qualifications for Board membership and his or her independence from the Funds’ manager, sub-adviser(s) and principal underwriter(s) and, as it deems appropriate, other principal service providers. Olivia Mitchell serves as the chairman of the Governance Committee.

All references to Peter Gordon are hereby removed and deleted from the SAI.

All references to Mr. Penny as Vice Chair of the Board are replaced in the SAI with references to Mr. Penny as Chairman of the Board.

January 2, 2018